Fair value measurements	12 Months Ended
Jun. 30, 2026
Fair value measurements
Fair value measurements

Note 10 – Fair value measurements

The Group measures certain financial instruments at fair value on a recurring basis in accordance with ASC 820, Fair Value Measurement. The following table presents the Group’s financial liabilities measured at fair value on a recurring basis as of June 30, 2026:

	Fair Value Measurement on a Recurring Basis at Reporting Date Using
	Level-1 Inputs	Level-2 Inputs	Level-3 Inputs	Total
June 30, 2026
2025 Debentures	$—	$—	$8,206,747	$8,206,747
April 2026 Debenture	—	—	412,654	412,654
June 2026 Note	—	—	2,005,417	2,005,417
Total	$—	$—	$10,624,818	$10,624,818

The Debentures are measured in their entirety at fair value under the fair value option described in Note 9. The Debentures are classified within Level 3 of the fair value hierarchy because their valuation incorporates significant unobservable inputs, including expected volatility and assumptions related to the Company’s instrument-specific credit risk.

The Company uses a binomial valuation model that incorporates the contractual terms of each Debenture, including the contractual cash flows, conversion features, price-adjustment provisions and redemption features, together with market-based and unobservable inputs such as the Company’s Class A Ordinary Share price, expected volatility, risk-free interest rates, remaining contractual term and assumptions related to the Company’s credit risk. There were no transfers between the respective levels during the year ended June 30, 2026.

As of June 30, 2026, the aggregate clean fair value of the Debentures was $10,119,820 and accrued and unpaid contractual interest included in the fair value measurement was $504,998, resulting in an aggregate fair value carrying amount of $10,624,818. Because the Debentures are measured in their entirety at fair value under the fair value option, accrued contractual interest is included in the fair value carrying amount of the Debentures and is not recognized as a separate liability.

The following table presents a reconciliation of the beginning and ending balances of the Debentures, which are measured at fair value on a recurring basis using significant unobservable (Level 3) inputs, for the year ended June 30, 2026:

Amount
Opening balance on June 30, 2025	$—
Add: issuance at initial fair value	18,865,340
Less: cash interest payments	(613,505)
Less: accrued interest settled upon conversion	(126,415)
Less: fair value of principal settled through conversion	(4,772,967)
Subsequent change in fair value attributable to factors other than instrument-specific credit risk	(2,394,675)
Change in fair value attributable to instrument-specific credit risk, recognized in other comprehensive income	(332,960)
Closing balance on June 30, 2026	$10,624,818

The following table summarizes the significant inputs used in measuring the fair value of the Debentures on issuance date:

	2025 Debentures	April 2026 Debenture	June 2026 Debenture
Class A Ordinary Share price	$99.55~117.3	$13.0	$6.15
Credit-adjusted discount rate	16.33~16.61%	17.53%	23.43%
Remaining term (years)	4.0	4.0	4.0
Expected volatility	145.75~150.16%	158.05%	155.70%
Dividend yield	—	—	—
Risk-free interest rate	3.93%	3.86%	4.12%

The following table summarizes the significant inputs used in measuring the fair value of the Debentures on June 30, 2026:

	2025 Debentures	April 2026 Debenture	June 2026 Debenture
Class A Ordinary Share price	$6.25	$6.25	$6.25
Credit-adjusted discount rate	24.13~24.16%	23.62%	23.43%
Remaining term (years)	3.04~3.09	3.8	4.0
Expected volatility	164.77~164.94%	159.03%	155.70%
Dividend yield	—	—	—
Risk-free interest rate	4.15%	4.17%	4.12%